Nature of Business and Basis of Presentation - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 02, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 02, 2018 £ / shares	Nov. 02, 2018 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Reverse stock split		one-for-0.8003
Payments of stock issuance costs		$ 4,200
Net Loss		230,500	$ 39,700	$ 19,100
Accumulated deficit		290,239	59,744
Cash		$ 335,844	$ 89,856
American Depositary Shares | Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares issued | shares	16,103,572
Issue price per share | $ / shares						$ 14.00
Proceeds from shares issued	$ 205,500
Payments of stock issuance costs	4,200
Nominal value per share | £ / shares					£ 0.00001
Redenomination of Nominal value per share | £ / shares					£ 0.10
American Depositary Shares | Underwriter Discounts and Commissions
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Payments of stock issuance costs	$ 15,800